SUBSEQUENT EVENTS TO DECEMBER 31, 2019	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS TO DECEMBER 31, 2019
SUBSEQUENT EVENTS TO DECEMBER 31, 2019

NOTE 31 – SUBSEQUENT EVENTS TO DECEMBER 31, 2019

Notes Global Program

In connection with the Notes Global Program for a maximum outstanding amount of US$3,000 million or its equivalent in other currencies, on January 23, 2020, the Company informed CNV about the renewal of the period of placement of Notes in two series for a total amount of nominal value of $1,500, that can be increased to $5,000. The funds received will be used for working capital and refinancing liabilities.

The amount of the Notes finally issued and its main characteristics are detailed below:

Series 3

Issuance date: January 31, 2020.

Amount involved: $3,196,524,154.

Expiration Date: January 31, 2021.

Amortization: Capital will be settled by one payment in an amount equal to 100% of total capital, payable on its maturity date.

Interest rate: It bears interest in a quarterly basis from its issuance date until its maturity date at a variable annual rate (Badlar plus spread of 4.75%).

Interest Payment Date: Interest will be paid quarterly in arrears since issuance date. The last interest payment date will be the maturity date.

Series 4

Issuance date: January 31, 2020.

Amount involved: $1,200,229,180.

Expiration Date: July 31, 2021.

Amortization: Capital will be settled by one payment in an amount equal to 100% of total capital, payable on its maturity date.

Interest rate: It bears interest in a quarterly basis from its issuance date until its maturity date at a variable annual rate (Badlar plus spread of 5.25%).

Interest Payment Date: Interest will be paid quarterly in arrears since issuance date. The last interest payment date will be the maturity date.

The Company received a disbursement for a total amount of $4,374, since $23 million corresponding to debt issuance expenses were deducted from the initial disbursement.

IDB Loan

On February 4, 2020 the Company subscribed a supplement to the original loan agreement with the IDB invest for a total amount of up to US$125 million. This supplement is composed of: i) a first tranch of US$50 million maturing on November 15, 2023 bearing interest of LIBOR plus 4.6 percentage points which will be cancelled in 8 consecutive semiannual installments since May 2020, and ii) a first tranch of US$75 million maturing on November 15, 2022 bearing interest of LIBO plus a variable spread of 7 - 7.75 percentage points which will be cancelled in 6 consecutive semiannual installments since May 2020.

The Company received a disbursement for a total amount of US$123.4, since US$1.6 million corresponding to debt issuance expenses were deducted from the initial disbursement.

Alejandro Urricelqui
Chairman of the Board of Directors